CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net (loss) income	$ (1,389,724)	$ 162,229	$ 132,687
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	10,821	96,131	118,564
(Reversal) provision for doubtful accounts, net	52,645	(44,085)	29,128
Deferred tax expense (benefits)	40,722	58,716	(102,129)
Changes of deferred issuance costs		222,361
Amortization of operating lease right of use assets	42,150	38,655
Changes in operating assets and liabilities:
Accounts receivable	(3,032,651)	1,081,496	(1,213,888)
Inventories	(60,039)		159,460
Advance to vendors	(40,605)	(975,477)	(17,128)
Receivable from sales of shares	1,900,000
Prepayments and other current assets	415,785	(417,062)	(7,709)
Accounts payable	1,643,599	174,802	107,335
Advance from customers	227,532	(114,405)	(77,848)
Accrued expenses and other liabilities	50,671	(50,868)	146,269
Due to a related party			122,385
Taxes payable	45,598	198,038	31,425
Operating lease liabilities	(42,150)	(38,655)
Net cash (used in) provided by operating activities	(135,655)	391,876	(571,449)
Cash flows from financing activities:
Deferred issuance costs	(33,845)	(92,533)	(170,791)
Capital contribution from a noncontrolling shareholder	2,985
Proceeds from related parties	42,147	73,073
Repayments to related parties	(420)	(1,418)
Proceeds from bank loan			177,642
Repayment of bank loans		(132,035)	(132,429)
Net cash provided by (used in) financing activities	10,867	(152,913)	(125,578)
Effect of exchange rates changes on cash	15,467	(16,067)	(43,205)
Net increase (decrease) in cash and restricted cash	(109,321)	222,896	(740,232)
Cash and restricted cash, beginning of the year	524,601	301,705	1,041,937
Cash and restricted cash, end of the year	415,280	524,601	301,705
Reconciliation of cash and restricted cash, end of year
Cash	410,716	524,601	208,206
Restricted cash	4,564		93,499
Cash and restricted cash, at the end of year	415,280	524,601	301,705
Supplemental cash flow disclosures:
Cash paid for income tax	289	578	1,621
Cash paid for interest		5,781	$ 9,683
Non cash investing activities:
Right-of-use assets obtained in exchange for operating new lease liabilities		$ 94,687
Settlement of receivable from sales of shares in payment to a supplier	$ 1,900,000